Inventories	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Disclosure of inventories [text block]
4.1 INVENTORIES
Inventories break down as follows at December 31, 2024 and 2023:

Million euro	2023	Exchange rate	Consolidation scope changes	Other	2024
Goods purchased for resale	20	—	—	6	26
Raw materials and other supplies	303	10	—	30	343
Bidding and mobilization costs	135	3	—	(15)	124
Inventories	458	13	—	21	492

Million euro	2022	Exchange rate	Consolidation scope changes	Other	2023
Goods purchased for resale	24	—	—	(4)	20
Raw materials and other supplies	322	8	—	(27)	303
Bidding and mobilization costs	129	(2)	—	8	135
Inventories	476	5	—	(23)	458
Goods purchased for resale relate primarily to the Construction business (EUR 26 million in 2024, compared to EUR 19 million in 2023).
The movement during 2024 in raw materials and other supplies (EUR 40 million) mainly relates to the Construction Division, primarily the US activity for EUR 23 million (EUR 10 million in 2023) and the activity in Spain for an amount of EUR 13 million (EUR -1 million in 2023).
Bidding and mobilization costs are written off systematically as the goods and services relating to the asset are transferred to customers, entailing a variation of EUR 15 million during 2024, particularly in the United States and Canada